S000001271 [Member] Expense Example - LARGE CAP VALUE FUND - LARGE CAP VALUE FUND	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	$ 924